Labor obligations - Actuarial assumptions (Details) - Defined benefit plan - item	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Labor obligations
Discount rate	9.00%	7.75%	7.75%
Expected rate of salary increase	5.80%	4.50%	4.50%
Average longevity at retirement age for current pensioners (in years)	13	14	15
Inflation	4.00%	3.50%	3.50%